Consolidated Balance Sheets - USD ($)	Aug. 31, 2018	Nov. 30, 2017
Current
Cash	$ 57,388	$ 1,897,061
Accounts receivable, net	263,340	689,619
Investment tax credits	771,490	636,489
Prepaid expenses, sundry and other assets	566,638	225,092
Inventory (Note 3)	250,322	115,667
Current Assets	1,909,178	3,563,928
Deferred offering costs (Note 6)	814,881	565,302
Property and equipment, net (Note 4)	2,909,927	3,267,551
Assets	5,633,986	7,396,781
Current
Accounts payable	5,857,726	2,060,084
Accrued liabilities	741,875	782,369
Employee costs payable	216,926	214,980
Convertible debenture (Note 5)	1,338,975	1,290,465
Deferred revenue (Note 3)	300,000	300,000
Current Liabilities	8,455,502	4,647,898
Deferred revenue (Note 3)	2,137,500	2,362,500
Liabilities	10,593,002	7,010,398
Shareholders' (deficiency)/equity
Capital stock (Note 6, 7 and 9) Authorized Unlimited common shares without par value Unlimited preference shares Issued and outstanding 4,353,678 common shares (November 30, 2017 - 3,470,451)	38,697,900	35,290,034
Additional paid-in capital	37,895,090	36,685,387
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(81,836,427)	(71,873,459)
Shareholders' (Deficiency)/Equity	(4,959,016)	386,383
Contingencies (Note 11)
Liabilities and Shareholders' (Deficiency)/Equity	$ 5,633,986	$ 7,396,781